FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments
Schedule of financial assets

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Debt instruments at amortized cost:
Trade receivables: current	41,526	46,760	6,779
Trade receivables: non-current	9,501	10,520	1,525
Financial assets included in other receivables	85,224	82,406	11,946
Financial assets at fair value through other comprehensive income：
Bills receivable	—	8,500	1,232

Total	136,251	148,186	21,482

Total current	126,750	137,666	19,957
Total non-current	9,501	10,520	1,525

Schedule of financial liabilities

	December 31,	December 31,	December 31,
	2021	2022	2022
	CNY	CNY	US$

Derivatives not designated as hedging instruments：
Derivative financial liabilities (i)	1,710	824	119
Financial liabilities at amortized cost:
Trade payables	21,118	20,326	2,946
Financial liabilities in other payables and accruals	5,903	6,749	978
Dividends payable	5,048	—	—
Lease liabilities	2,189	2,915	422
Due to related companies	5,710	3,408	494
Due to the Shareholder	14,050	7,153	1,037
Interest-bearing loans and borrowings	77,000	74,000	10,729

Total	132,728	115,375	16,725

Total current	57,520	42,777	6,200
Total non-current	75,208	72,598	10,525

(i)	On January 20, 2021, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company issued and sold on January 22, 2021, (i) in a registered direct offering, an aggregate of 3,960,000 of its common shares at a price of US$1.85 per share, and (ii) in a concurrent private placement, warrants initially exercisable for the purchase of an aggregate of 1,584,000 of its common shares with an initial exercise price of US$2.35 per share.

Schedule of the carrying amounts and fair values of the Group’s financial instruments other than those with carrying amounts

	December 31,
	2021		2022		2022
	CNY		CNY		US$
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value

Financial liabilities
Interest-bearing loans and borrowings	77,000	79,003	74,000	77,636	10,728	11,255

Schedule of the fair value measurement hierarchy of the Group’s financial assets and financial liabilities

As of December 31, 2021	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY
Recurring fair value measurement:
Financial liabilities
Derivative financial liabilities	—	1,710	—	1,710

As of December 31, 2022	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY
Recurring fair value measurement:
Financial assets
Bills receivable	—	8,500	—	8,500
Financial liabilities
Derivative financial liabilities	—	824	—	824

As of December 31, 2022	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$	US$	US$	US$
Recurring fair value measurement:
Financial assets
Bills receivable	—	1,232	—	1,232
Financial liabilities
Derivative financial liabilities	—	119	—	119